Other Income (Expense) - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Income Expense [Abstract]
Expected credit loss to non-trade receivables	$ 6.1	$ 0.4